REVENUE	12 Months Ended
Dec. 31, 2018
Revenue From Contracts With Customers [Abstract]
REVENUE
REVENUE
Bellatrix sells its production pursuant to fixed and variable price contracts. The transaction price for variable priced contracts is based on the commodity price, adjusted for quality, location or other factors, whereby each component of the pricing formula can be either fixed or variable, depending on the contract terms. Under the contracts, the Company is required to deliver a fixed or variable volume of crude oil, natural gas, condensate and NGLs to the contract counterparty. Revenue is recognized when a unit of production is delivered to the contract counterparty. The amount of revenue recognized is based on the agreed transaction price.
The majority of crude oil and natural gas is sold under contracts of varying terms of up to one year. The majority of Bellatrix’s NGLs are sold pursuant to one multi-year contract. Revenues are typically collected on the 25th day of the month following production. Processing fees charged to third parties are generally earned under multi-year contracts at fixed fees that vary by volume.
The following table provides a summary of the Company’s revenue disaggregated by revenue source:

($000s)	2018	2017	2016
Crude oil and condensate	$51,761	$51,448	$60,546
NGLs (excluding condensate)	70,970	54,602	31,352
Crude oil, condensate and NGLs	122,731	106,050	91,898
Natural gas	100,405	137,775	128,226
Petroleum and natural gas sales	223,136	243,825	220,124
Other income (1)	5,576	5,574	7,750
Total revenue	$228,712	$249,399	$227,874
(1) Other income primarily consists of processing and other third party income.

At December 31, 2018, receivables from contracts with customers, which are included in accounts receivable, were $20.9 million (December 31, 2017: $25.3 million).
At December 31, 2018, the Company had the following contracts with customers for the sale of future production:

Commodity	Period	Volume	Price
NGL product mix	January 1, 2019 - March 31, 2026	10,000 bbl/d	Varying indices for the relative components of the product mix
Natural gas	January 1, 2019 - October 31, 2020	20,000 MMBtu/d	Chicago
Natural gas	January 1, 2019 - October 31, 2020	25,000 MMBtu/d	Dawn
Natural gas	January 1, 2019 - October 31, 2020	15,000 MMBtu/d	Malin